Restricted short-term deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Restricted Cash And Investments [Line Items]
Restricted short-term deposits	$ 20,722	$ 57,243
Loans Payable
Restricted Cash And Investments [Line Items]
Debt Instrument, Collateral Amount	$ 37,000	$ 85,000